Operating lease and other commitments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Begininng balance	$ 422,297	$ 135,541
Renewed office lease	0	144,169
Accumulated amortization	(55,606)	(65,307)
Ending balance	$ 366,691	$ 214,403